Audit Information	12 Months Ended
Jun. 30, 2025
Auditor [Table]
Auditor Name	Enrome LLP
Auditor Firm ID	6907
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated balance sheet of Maase Inc. (the “Company”) and its subsidiaries (the “Group”) as of June 30, 2025, the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity, and cash flows, for the year ended June 30, 2025, and the related notes and schedule I (collectively referred to as the “consolidated financial statements”). We have also audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the Group’s internal control over financial reporting as of June 30, 2025, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”).

In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of June 30, 2025, and the results of its operations and its cash flows for the year ended June 30, 2025, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Also, in our opinion, the Group maintained, in all material respects, effective internal control over financial reporting as of June 30, 2025 based on criteria established in Internal Control – Integrated Framework (2013) issued by the COSO.